Goodwill - Additional Information (Detail) oz in Millions, R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / oz R / kg oz		Dec. 31, 2018 ZAR (R) $ / oz R / kg oz	Dec. 31, 2017 USD ($) $ / oz R / kg oz		Dec. 31, 2017 ZAR (R) $ / oz R / kg oz	Dec. 31, 2016 USD ($)		Dec. 31, 2020 R / kg	Dec. 31, 2019 R / kg
Disclosure of information about Goodwill [line items]
Impairment | $	$ 71.7			$ 277.8			$ 0.0
Annual life of mine	12 years		12 years
Nominal discount rate	13.50%		13.50%	13.50%		13.50%
Resource ounces | oz	24.5		24.5	29.0		29.0
Rand [member]
Disclosure of information about Goodwill [line items]
Nominal discount rate	13.50%		13.50%	13.50%		13.50%
Fair value of gold per resource ounce	17		17	17		17
South Deep Mine [member]
Disclosure of information about Goodwill [line items]
Long-term gold price | R / kg	525,000		525,000						550,000	525,000
Nominal discount rate	13.50%		13.50%
Fair value of gold per resource ounce	17		17
Within one year [member] | Rand [member]
Disclosure of information about Goodwill [line items]
Long-term gold price | R / kg	525,000		525,000
Within one year [member] | US Dollars [member]
Disclosure of information about Goodwill [line items]
Long-term gold price	1,200		1,200
Later than one year [member] | Rand [member]
Disclosure of information about Goodwill [line items]
Long-term gold price | R / kg	550,000		550,000	525,000		525,000
Annual life of mine	75 years		75 years	78 years		78 years
Later than one year [member] | US Dollars [member]
Disclosure of information about Goodwill [line items]
Long-term gold price	1,300		1,300	1,300		1,300
Annual life of mine	75 years		75 years	78 years		78 years
Goodwill [member] | South Deep Mine [member]
Disclosure of information about Goodwill [line items]
Impairment	$ 71.7	[1]	R 963.9	$ 277.8	[1]	R 3,495.0	$ 0.0	[1]

[1]	For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) (2017: R3,495.0 billion (US$277.8 million) and 2016: Rnil (US$nil)) in respect of the South Deep cash-generating unit due to the deferral of production.